FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS - LEVEL 3 INSTRUMENTS FAIR VALUE MEASUREMENTS (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	$ 2.0	$ 0.0	$ 1.6
Total Gains (Losses) Included in Net Income	0.0	0.0	0.0
Total Gains (Losses) Included in Surplus	0.0	0.0	5.0
Purchases	0.0	2.0	0.0
Sales	(1.8)	0.0	(6.6)
Closing Balance	0.2	2.0	0.0
Industrial and Miscellaneous
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	2.0
Total Gains (Losses) Included in Net Income	0.0
Total Gains (Losses) Included in Surplus	0.0
Purchases
Sales	(1.8)
Closing Balance	0.2	2.0
Commercial mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	$ 2.0	0.0	1.6
Total Gains (Losses) Included in Net Income		0.0	0.0
Total Gains (Losses) Included in Surplus		0.0	5.0
Purchases		2.0	0.0
Sales		0.0	(6.6)
Closing Balance		$ 2.0	$ 0.0